UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-5003

Blue Chip Value Fund, Inc.

 (Exact name of registrant as specified in charter)

1225 17th Street, 26th Floor, Denver, Colorado 80202

 (Address of principal executive offices) (Zip code)

Michael P. Malloy
Drinker Biddle & Reath LLP
One Logan Square

18th & Cherry Streets

Philadelphia, Pennsylvania 19103-6996

 (Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (800) 624-4190

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Item 1 – Schedule of Investments.

Blue Chip Value Fund, Inc.

STATEMENT OF INVESTMENTS
March 31, 2008 (Unaudited)
			Market
	Shares	Cost	Value
COMMON STOCKS - 108.79%
BASIC MATERIALS - 2.88%
Forestry & Paper - 2.88%
Ball Corp.	88,940	4,675,085	$4,085,904

TOTAL BASIC MATERIALS		4,675,085	4,085,904
CAPITAL GOODS - 11.78%
Aerospace & Defense - 4.36%
General Dynamics Corp.	37,500	1,934,073	3,126,375
Raytheon Co.	47,500	1,716,962	3,068,975
		3,651,035	6,195,350
Farm Equipment - 2.21%
CNH Global N.V. - ADS (Netherlands)	60,300	2,346,522	3,137,409

Industrial Products - 5.21%
ITT Corp.	49,900	2,730,482	2,585,319
Parker Hannifin Corp.	69,550	3,307,807	4,817,729
		6,038,289	7,403,048
TOTAL CAPITAL GOODS		12,035,846	16,735,807
COMMERCIAL SERVICES - 4.33%
Business Products & Services - 1.92%
Quanta Services Inc.**	117,500	3,597,235	2,722,475

IT Services - 0.99%
Computer Sciences Corp.**	34,350	1,624,404	1,401,137

Transaction Processing - 1.42%
The Western Union Co.	95,100	1,759,527	2,022,777

TOTAL COMMERCIAL SERVICES		6,981,166	6,146,389
COMMUNICATIONS - 8.80%
Networking - 4.50%
Cisco Systems Inc.**	265,200	6,590,884	6,388,668

Telecomm Equipment & Solutions - 4.30%
Nokia Corp. - ADR (Finland)	51,730	867,230	1,646,566
QUALCOMM Inc.	108,800	4,631,344	4,460,800
		5,498,574	6,107,366
TOTAL COMMUNICATIONS		12,089,458	12,496,034
CONSUMER CYCLICAL - 14.34%
Apparel & Footwear Manufacturers - 2.66%
Nike Inc.	55,550	3,488,246	3,777,400

Clothing & Accessories - 2.69%
TJX Companies Inc.**	115,400	2,682,938	3,816,278

Hotels & Gaming - 2.62%
Starwood Hotels & Resorts Worldwide Inc.	71,900	3,070,596	3,720,825

Internet - 1.48%
Expedia Inc.**	96,400	2,718,632	2,110,196

Publishing & Media - 2.28%
Walt Disney Co.	103,200	2,606,191	3,238,416

Restaurants - 2.61%
Darden Restaurants Inc.	114,040	3,189,084	3,712,002

TOTAL CONSUMER CYCLICAL		17,755,687	20,375,117
CONSUMER STAPLES - 9.11%
Consumer Products - 3.32%
Colgate Palmolive Co.	60,600	3,455,613	4,721,346

Food & Agricultural Products - 5.79%
Bunge Ltd.	19,100	838,526	1,659,408
Campbell Soup Co.	74,700	2,439,376	2,536,065
Unilever N.V. (Netherlands)	119,400	4,225,012	4,027,362
		7,502,914	8,222,835
TOTAL CONSUMER STAPLES		10,958,527	12,944,181
ENERGY - 13.69%
Exploration & Production - 6.71%
Occidental Petroleum Corp.	65,380	1,914,909	4,783,854
XTO Energy Inc.	76,837	1,928,996	4,753,137
		3,843,905	9,536,991
Integrated Oils - 2.82%
Marathon Oil Corp.	87,700	2,629,531	3,999,120

Oil Services - 4.16%
Transocean Inc. **	43,749	2,675,694	5,914,865

TOTAL ENERGY		9,149,130	19,450,976
INTEREST RATE SENSITIVE - 13.29%
Insurance - 1.07%
The Travelers Cos. Inc.	31,900	1,676,644	1,526,415

Integrated Financial Services - 1.83%
JPMorgan Chase & Co.	60,500	2,608,804	2,598,475

Money Center Banks - 1.20%
Bank of America Corp.	45,000	1,804,727	1,705,950

Property Casualty Insurance - 2.55%
ACE Ltd. (Cayman Islands)	26,300	1,454,450	1,448,078
American International Group Inc.	50,200	3,158,987	2,171,150
		4,613,437	3,619,228
Regional Banks - 0.80%
Wachovia Corp.	42,200	2,095,473	1,139,400

Securities & Asset Management - 5.47%
Invesco Ltd.	118,200	2,890,549	2,879,352
Lehman Brothers Holdings Inc.	20,500	1,095,063	771,620
Morgan Stanley & Co.	25,000	1,161,450	1,142,500
State Street Corp.	37,600	2,487,597	2,970,400
		7,634,659	7,763,872
Thrifts - 0.37%
Washington Mutual Inc.	50,900	787,524	524,270

TOTAL INTEREST RATE SENSITIVE		21,221,268	18,877,610
MEDICAL & HEALTHCARE - 14.36%
Medical Technology - 3.74%
Zimmer Holdings Inc.**	68,300	4,805,463	5,317,838

Pharmaceuticals - 10.62%
Abbott Laboratories	129,400	5,552,038	7,136,409
Amgen Inc.**	59,300	3,400,349	2,477,554
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	118,300	3,020,278	5,464,277
		11,972,665	15,078,240
TOTAL MEDICAL & HEALTHCARE		16,778,128	20,396,078
TECHNOLOGY - 11.19%
Computer Software - 2.52%
Microsoft Corp.	126,200	3,364,604	3,581,556

PC's & Servers - 4.12%
International Business Machines Corp.	50,800	4,127,044	5,849,112

Semiconductors - 4.55%
Altera Corp.	134,000	2,537,590	2,469,620
Intel Corp.	188,500	3,721,840	3,992,430
		6,259,430	6,462,050
TOTAL TECHNOLOGY		13,751,078	15,892,718
TRANSPORTATION - 2.50%
Railroads - 2.50%
Norfolk Southern Corp.	65,500	2,345,472	3,557,960

TOTAL TRANSPORTATION		2,345,472	3,557,960
UTILITIES - 2.52%
Regulated Electric - 2.52%
PPL Corp.	78,050	3,663,705	3,584,056

TOTAL UTILITIES		3,663,705	3,584,056
TOTAL COMMON STOCKS		131,404,550	154,542,830

SHORT TERM INVESTMENTS - 0.22%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares	310,517	310,517	310,517

TOTAL SHORT TERM INVESTMENTS		310,517	310,517

TOTAL INVESTMENTS	109.01%	$131,715,067	$154,853,347
Liabilities in Excess of Other Assets	(9.01)%		(12,792,865)
NET ASSETS	100.00%		$142,060,482

** Non-income producing security ADR - American Depositary Receipt ADS - American Depositary Share See accompanying notes to Statement of Investments.

COUNTRY BREAKDOWN
As of March 31, 2008

	Market
Country	Value	%
United States	$136,250,303	95.91%
Netherlands	7,164,771	5.04%
Israel	5,464,277	3.85%
United Kingdom	2,879,352	2.03%
Finland	1,646,566	1.16%
Cayman Islands	1,448,078	1.02%
Total Investments	$154,853,347	109.01%
Liabilities in Excess of Other Assets	(12,792,865)	(9.01%)
Net Assets	$142,060,482	100.00%

Please note the country classification is based on the company headquarters. All of the Fund's investments are traded on U.S. exchanges.

See accompanying notes to Statement of Investments.

BLUE CHIP VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS

March 31, 2008 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Blue Chip Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its statement of investments.

Security Valuation–All securities of the Fund are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open. Listed securities are generally valued at the last sales price as of the close of regular trading on the NYSE. Securities traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) are generally valued at the NASDAQ Official Closing Price (“NOCP”). In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Directors.  Factors which may be considered when determining the fair value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Investment Transactions–Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are determined on the “specific identification” basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income, which includes interest earned on money market funds, is accrued and recorded daily.

Use of Estimates–The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures made in the accompanying notes to the financial statements. Actual results could differ from those estimates.

2. FAS 157 MEASUREMENTS

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. FAS 157 defines fair value, establishes a three-tier hierarchy to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – quoted prices in active markets for identical investments.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2008 in valuing the Fund’s assets:

Valuation Inputs	Investments in Securities at Value	Other Financial Instruments* - Unrealized Appreciation (Depreciation)
Level 1 - Quoted Prices	$ 154,853,347	$ -
Level 2 - Other Significant Observable Inputs	$ -	$ -
Level 3 - Significant Unobservable Inputs	$ -	$ -
Total	$ 154,853,347	$ -

*Other financial instruments include futures, forwards and swap contracts.

All securities of the Fund were valued using Level 1 inputs during the three months ended March 31, 2008. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS  (TAX BASIS)

As of March 31, 2008:

Gross appreciation (excess of value over tax cost)	$ 29,895,493
Gross depreciation (excess of tax cost over value)	(7,475,176)
Net unrealized appreciation	$ 22,420,317
Cost of investments for income tax purposes	$132,433,030

4. LOAN OUTSTANDING

The Fund has a line of credit with The Bank of New York Mellon (“BONY”) in which the Fund  may borrow up to the lesser of $15,000,000 or the maximum amount the Fund is permitted to borrow under the Investment Company Act of 1940. The interest rate resets daily at overnight Federal Funds Rate plus 0.825%.

The borrowings under the BONY loan are secured by a perfected security interest on all of the Funds’ assets.

Details of the loan outstanding are as follows:

		Average for the
	As of	Quarter Ended
	March 31,	March 31,
	2008	2008
Loan outstanding	$12,755,000	$12,741,813
Interest rate	2.09%*	3.19%
% of Fund's total assets	8.23%	8.22%
Amount of debt per share outstanding	$ .45	$ .45
Number of shares outstanding (in thousands)	28,435	28,435**

*Annualized

**Weighted average

5. NEW ACCOUNTING PRONOUNCEMENTS

Effective January 2, 2007, the Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) “Accounting for Uncertainty in Income Taxes,” which requires that the financial statement effects of a tax position taken or expected to be taken in a tax return be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. Management has concluded that the Fund has taken no uncertain tax positions that require adjustment to the financial statements to comply with the provisions of FIN 48. The Fund files income tax returns in the U.S. federal jurisdiction and the State of Colorado. For the years ended December 31, 2004 through December 31, 2006, the Fund’s federal and Colorado returns are still open to examination by the appropriate taxing authority. However, to management’s knowledge there are currently no federal or Colorado income tax returns under examination.

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management of the Fund currently believes that SFAS 161 will have no impact on the Fund’s financial statements.

Item 2 - Controls and Procedures.

(a)        The registrant's  Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BLUE CHIP VALUE FUND, INC.

By:       /s/ Todger Anderson

            Todger Anderson

            President / Principal Executive Officer

Date:    May 30, 2008

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Todger Anderson

            Todger Anderson

            President / Principal Executive Officer

Date:    May 30, 2008

By:       /s/ Jasper R. Frontz

            Jasper R. Frontz

            Treasurer / Principal Financial Officer

Date:    May 30, 2008